UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/17

Item 1. Schedule of Investments.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2017 (unaudited)
Franklin NextStep Conservative Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.4%
Domestic Equity 18.0%
Delaware Value Fund, Class I	6,956	$142,252
[a,b] Franklin Focused Core Equity Fund, Class R6	11,331	172,901
iShares S&P 500 Value ETF	2,088	220,973
Pioneer Fundamental Growth Fund, Class K	4,629	94,806
		630,932
Domestic Fixed Income 55.5%
Delaware Corporate Bond Fund, Class I	74,961	433,277
[b] Franklin Strategic Income Fund, Class R6	30,069	294,369
iShares 3-7 Year Treasury Bond ETF	3,976	489,247
iShares Core U.S. Aggregate Bond ETF	5,665	616,182
iShares TIPS Bond ETF	1,025	117,516
		1,950,591
Foreign Equity 9.8%
Columbia European Equity Fund, Class Z	8,789	52,646
[b] Franklin Mutual European Fund, Class R6	2,710	52,740
[a] Hennessy Japan Fund	1,789	50,912
iShares Core MSCI Emerging Markets ETF	1,014	46,806
iShares MSCI Japan ETF (Japan)	987	50,564
SPDR EURO STOXX 50 ETF (Euro Community)	1,319	45,097
Van Eck Emerging Markets Fund, Class I	3,365	47,015
		345,780
Foreign Fixed Income 14.1%
[b] Templeton Global Total Return Fund, Class R6	26,366	324,567
Vanguard Total International Bond ETF	3,161	171,295
		495,862
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $3,341,913)		3,423,165

Short Term Investments (Cost $139,357) 4.0%
Money Market Funds 4.0%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.17%.	139,357	139,357
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $3,481,270) 101.4%		3,562,522
Other Assets, less Liabilities (1.4)%		(47,463)
Net Assets 100.0%		$3,515,059

See Abbreviations on page 22.

aNon-income producing.
bSee Note 4 regarding investments in FT Underlying Funds.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2017 (unaudited)

Franklin NextStep Growth Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.3%
Alternative Strategies 3.5%
[a] Franklin K2 Alternative Strategies Fund, Class R6	16,076	$177,323
Domestic Equity 48.4%
Delaware Value Fund, Class I	24,132	493,502
[a,b] Franklin Focused Core Equity Fund, Class R6	44,202	674,518
[a,b] Franklin Small Cap Growth Fund, Class R6	8,760	182,555
iShares S&P 500 Value ETF	8,150	862,515
Pioneer Fundamental Growth Fund, Class K	12,045	246,680
		2,459,770
Domestic Fixed Income 15.9%
Delaware Corporate Bond Fund, Class I	25,235	145,858
[a] Franklin Strategic Income Fund, Class R6	12,422	121,611
iShares 3-7 Year Treasury Bond ETF	1,644	202,294
iShares Core U.S. Aggregate Bond ETF	2,681	291,612
iShares TIPS Bond ETF	424	48,612
		809,987
Foreign Equity 26.5%
Columbia European Equity Fund, Class Z	34,327	205,619
[a] Franklin Mutual European Fund, Class R6	10,587	206,026
[b] Hennessy Japan Fund	7,147	203,401
iShares Core MSCI Emerging Markets ETF	3,863	178,316
iShares MSCI Japan ETF (Japan)	3,944	202,051
SPDR EURO STOXX 50 ETF (Euro Community)	5,154	176,215
Van Eck Emerging Markets Fund, Class I	12,808	178,924
		1,350,552
Foreign Fixed Income 4.0%
[a] Templeton Global Total Return Fund, Class R6	10,653	131,145
Vanguard Total International Bond ETF	1,307	70,826
		201,971
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $4,745,004)		4,999,603

Short Term Investments (Cost $69,030) 1.4%
Money Market Funds 1.4%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.17%.	69,030	69,030
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $4,814,034) 99.7%		5,068,633
Other Assets, less Liabilities 0.3%.		15,082
Net Assets 100.0%		$5,083,715

See Abbreviations on page 22.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 2

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2017 (unaudited)
Franklin NextStep Moderate Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.8%
Alternative Strategies 3.5%
[a] Franklin K2 Alternative Strategies Fund, Class R6	38,755	$427,468
Domestic Equity 38.2%
Delaware Value Fund, Class I	45,795	936,496
[a,b] Franklin Focused Core Equity Fund, Class R6	83,885	1,280,087
[a,b] Franklin Small Cap Growth Fund, Class R6	16,626	346,483
iShares S&P 500 Value ETF	15,466	1,636,767
Pioneer Fundamental Growth Fund, Class K	22,857	468,114
		4,667,947
Domestic Fixed Income 28.0%
Delaware Corporate Bond Fund, Class I	106,497	615,554
[a] Franklin Strategic Income Fund, Class R6	52,422	513,208
iShares 3-7 Year Treasury Bond ETF	6,941	854,090
iShares Core U.S. Aggregate Bond ETF	11,315	1,230,733
iShares TIPS Bond ETF	1,789	205,109
		3,418,694
Foreign Equity 22.1%
Columbia European Equity Fund, Class Z	68,509	410,369
[a] Franklin Mutual European Fund, Class R6	21,129	411,173
[b] Hennessy Japan Fund	14,218	404,653
iShares Core MSCI Emerging Markets ETF	7,743	357,417
iShares MSCI Japan ETF (Japan)	7,847	402,002
SPDR EURO STOXX 50 ETF (Euro Community)	10,287	351,713
Van Eck Emerging Markets Fund, Class I	25,667	358,565
		2,695,892
Foreign Fixed Income 7.0%
[a] Templeton Global Total Return Fund, Class R6	44,975	553,647
Vanguard Total International Bond ETF	5,518	299,020
		852,667
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $11,540,660)		12,062,668

Short Term Investments (Cost $296,300) 2.5%
Money Market Funds 2.5%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.17%	296,300	296,300
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $11,836,960) 101.3%		12,358,968
Other Assets, less Liabilities (1.3)%		(152,871)
Net Assets 100.0%		$12,206,097

See Abbreviations on page 22.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2017 (unaudited)
Franklin Payout 2017 Fund
		Principal
	Country	Amount*	Value

Corporate Bonds 77.4%
Automobiles & Components 1.4%
[a] Hyundai Capital America, senior note, 144A, 2.125%, 10/02/17	United States	$50,000	$50,129
Banks 14.3%
Bank of America Corp., senior note, 6.40%, 8/28/17.	United States	100,000	102,475
Bank of Nova Scotia, senior note, 1.375%, 12/18/17	Canada	100,000	100,045
HSBC USA Inc., senior note, 1.50%, 11/13/17	United States	100,000	100,032
Royal Bank of Canada, secured note, 1.20%, 9/19/17	Canada	100,000	99,986
Wells Fargo & Co., senior note, 5.625%, 12/11/17	United States	100,000	103,192
			505,730
Capital Goods 4.3%
General Dynamics Corp., senior note, 1.00%, 11/15/17	United States	50,000	49,961
General Electric Co., senior note, 5.25%, 12/06/17	United States	100,000	103,136
			153,097
Consumer Services 1.4%
Carnival Corp., senior note, 1.875%, 12/15/17	United States	50,000	50,170
Diversified Financials 8.8%
The Bear Stearns Cos. LLC, senior note, 6.40%, 10/02/17	United States	100,000	102,893
The Goldman Sachs Group Inc., senior note, 6.25%, 9/01/17	United States	100,000	102,296
Morgan Stanley, senior note, 5.95%, 12/28/17	United States	100,000	103,529
			308,718
Energy 10.0%
EOG Resources Inc., senior note, 5.875%, 9/15/17	United States	100,000	102,374
Kinder Morgan Inc., senior note, 7.00%, 6/15/17	United States	50,000	50,780
National Oilwell Varco Inc., senior note, 1.35%, 12/01/17	United States	100,000	99,682
Statoil ASA, senior note, 1.25%, 11/09/17	Norway	100,000	99,942
			352,778
Food & Staples Retailing 1.4%
Walgreens Boots Alliance Inc., senior note, 1.75%, 11/17/17	United States	50,000	50,147
Food, Beverage & Tobacco 1.4%
Bunge Ltd. Finance Corp., senior note, 3.20%, 6/15/17.	United States	50,000	50,269
Health Care Equipment & Services 4.3%
Aetna Inc., senior note, 1.50%, 11/15/17	United States	100,000	100,123
Becton Dickinson and Co., senior note, 1.80%, 12/15/17.	United States	50,000	50,120
			150,243
Insurance 4.3%
MetLife Inc., senior note, 1.903%, 12/15/17	United States	100,000	100,278
Prudential Financial Inc., senior note, 6.00%, 12/01/17	United States	50,000	51,640
			151,918
Materials 5.7%
Ecolab Inc., senior note, 1.45%, 12/08/17	United States	50,000	49,965
Potash Corp. of Saskatchewan Inc., senior note, 3.25%, 12/01/17	Canada	100,000	101,011
Rohm & Haas Co., senior bond, 6.00%, 9/15/17	United States	50,000	51,195
			202,171
Media 2.9%
Time Warner Cos. Inc., senior bond, 7.25%, 10/15/17	United States	50,000	51,800
Viacom Inc., senior note, 6.125%, 10/05/17	United States	50,000	51,310
			103,110

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin Payout 2017 Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment 2.8%
Intel Corp., senior note, 1.35%, 12/15/17.	United States	$100,000	$100,107
Software & Services 1.4%
Autodesk Inc., senior note, 1.95%, 12/15/17	United States	50,000	50,101
Technology Hardware & Equipment 1.4%
Hewlett Packard Enterprise Co., senior note, 2.45%, 10/05/17	United States	50,000	50,230
Telecommunication Services 4.3%
AT&T Inc., senior note, 1.40%, 12/01/17	United States	50,000	49,978
Verizon Communications Inc., senior note, 1.10%, 11/01/17	United States	100,000	99,914
			149,892
Utilities 7.3%
American Electric Power Co. Inc., senior note, 1.65%, 12/15/17	United States	50,000	50,097
CenterPoint Energy Resources Corp., senior note, 6.125%, 11/01/17	United States	50,000	51,498
Pacific Gas & Electric Co., senior note, 5.625%, 11/30/17	United States	100,000	103,115
TECO Finance Inc., senior note, 6.572%, 11/01/17	United States	50,000	51,603
			256,313
Total Corporate Bonds (Cost $2,733,777)			2,735,123

U.S. Government and Agency Securities 13.7%
FHLB,
1.125%, 12/08/17	United States	150,000	150,241
3.125%, 12/08/17	United States	155,000	157,709
FNMA, 0.875%, 12/20/17	United States	175,000	175,002
Total U.S. Government and Agency Securities
(Cost $482,785)			482,952

Asset-Backed Securities (Cost $100,320) 2.8%
Diversified Financials 2.8%
Discover Card Execution Note Trust, 2014-A5, A, 1.39%, 4/15/20	United States	100,000	100,061
Municipal Bonds (Cost $50,000) 1.4%
Jersey City GO, Hudson County, Qualified Public Improvement, Refunding, Series A, 1.829%,
9/01/17	United States	50,000	50,046
Total Investments before Short Term Investments (Cost $3,366,882)			3,368,182

		Shares

Short Term Investments (Cost $140,490) 4.0%
Money Market Funds 4.0%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.17%	United States	140,490	140,490
Total Investments (Cost $3,507,372) 99.3%			3,508,672
Other Assets, less Liabilities 0.7%			23,078
Net Assets 100.0%			$3,531,750

|5

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin Payout 2017 Fund (continued)

See Abbreviations on page 22.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
bThe rate shown is the annualized seven-day yield at period end.
cSee Note 4 regarding investments in FT Underlying Funds.

|6

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2017 (unaudited)
Franklin Payout 2018 Fund
		Principal
	Country	Amount*	Value

Corporate Bonds 79.8%
Automobiles & Components 2.8%
Toyota Motor Credit Corp., senior note, 2.00%, 10/24/18	United States	$100,000	$100,772
Banks 20.1%
Bank of America Corp., senior note, 6.875%, 11/15/18	United States	100,000	108,370
Bank of Nova Scotia, senior note, 2.05%, 10/30/18	Canada	100,000	100,719
BNP Paribas SA, senior note, 2.40%, 12/12/18	France	100,000	100,933
Citigroup Inc., senior note, 2.50%, 9/26/18	United States	100,000	101,014
HSBC USA Inc., senior note, 2.625%, 9/24/18	United States	100,000	101,011
KeyCorp., senior note, 2.30%, 12/13/18	United States	50,000	50,282
Royal Bank of Canada, secured note, 2.00%, 10/01/18	Canada	100,000	100,605
Suntrust Banks Inc., senior note, 2.35%, 11/01/18	United States	50,000	50,429
			713,363
Capital Goods 9.0%
Caterpillar Inc., senior note, 7.90%, 12/15/18.	United States	100,000	110,844
John Deere Capital Corp., senior note, 1.95%, 12/13/18	United States	100,000	100,647
Raytheon Co., senior bond, 6.40%, 12/15/18	United States	100,000	108,507
			319,998
Consumer Services 2.9%
Starbucks Corp., senior note, 2.00%, 12/05/18	United States	100,000	100,966
Diversified Financials 2.8%
Morgan Stanley, senior note, 2.20%, 12/07/18	United States	100,000	100,581
Energy 11.5%
Apache Corp., senior note, 6.90%, 9/15/18	United States	50,000	53,789
Devon Energy Corp., senior note, 2.25%, 12/15/18.	United States	50,000	49,910
Oneok Partners LP, senior note, 3.20%, 9/15/18	United States	50,000	50,975
Shell International Finance BV, senior note, 2.00%, 11/15/18.	Netherlands	100,000	100,578
Spectra Energy Partners LP, senior note, 2.95%, 9/25/18	United States	50,000	50,672
Statoil ASA, senior note, 1.95%, 11/08/18	Norway	100,000	100,407
			406,331
Food & Staples Retailing 3.0%
CVS Health Corp., senior note, 2.25%, 12/05/18	United States	50,000	50,501
Kroger Co., senior bond, 6.80%, 12/15/18	United States	50,000	54,240
			104,741
Food, Beverage & Tobacco 4.4%
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	50,000	56,548
The Coca-Cola Co., senior note, 1.65%, 11/01/18	United States	100,000	100,570
			157,118
Health Care Equipment & Services 2.9%
Boston Scientific Corp., senior note, 2.65%, 10/01/18	United States	50,000	50,638
Laboratory Corp. of America Holdings, senior note, 2.50%, 11/01/18	United States	50,000	50,518
			101,156
Materials 2.8%
Monsanto Co., senior note, 1.85%, 11/15/18	United States	50,000	49,951
Praxair Inc., senior note, 1.25%, 11/07/18	United States	50,000	49,871
			99,822
Pharmaceuticals, Biotechnology & Life Sciences 4.3%
Abbvie Inc., senior note, 2.00%, 11/06/18	United States	50,000	50,265
Thermo Fisher Scientific Inc., senior note, 2.15%, 12/14/18.	United States	100,000	100,645
			150,910

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2018 Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Real Estate 1.5%
Boston Properties LP, senior note, 3.70%, 11/15/18	United States	$50,000	$51,450
Semiconductors & Semiconductor Equipment 1.4%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	50,000	50,500
Technology Hardware & Equipment 1.4%
Tyco Electronics Group SA, senior note, 2.375%, 12/17/18	Switzerland	50,000	50,428
Telecommunication Services 1.4%
AT&T Inc., senior note, 2.375%, 11/27/18	United States	50,000	50,469
Utilities 7.6%
Berkshire Hathaway Energy Co., senior note, 2.00%, 11/15/18	United States	50,000	50,166
Duke Energy Carolinas LLC, secured note, 7.00%, 11/15/18	United States	100,000	108,930
Pacific Gas & Electric Co., senior note, 8.25%, 10/15/18	United States	100,000	110,120
			269,216
Total Corporate Bonds (Cost $2,822,862)			2,827,821
U.S. Government and Agency Securities 17.3%
FHLB, 3.75%, 12/14/18.	United States	125,000	130,440
FNMA, 1.625%, 11/27/18	United States	175,000	176,250
U.S. Treasury Note,
1.375%, 12/31/18	United States	130,000	130,404
1.50%, 12/31/18	United States	175,000	175,967
Total U.S. Government and Agency Securities
(Cost $612,670)			613,061
Total Investments before Short Term Investments (Cost $3,435,532)			3,440,882

		Shares
Short Term Investments (Cost $78,309) 2.2%
Money Market Funds 2.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.17%	United States	78,309	78,309
Total Investments (Cost $3,513,841) 99.3%			3,519,191
Other Assets, less Liabilities 0.7%			24,066
Net Assets 100.0%			$3,543,257

See Abbreviations on page 22.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe rate shown is the annualized seven-day yield at period end.
bSee Note 4 regarding investments in FT Underlying Funds.

|8

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2017 (unaudited)
Franklin Payout 2019 Fund
		Principal
	Country	Amount*	Value

Corporate Bonds 80.1%
Banks 15.0%
Bank of Nova Scotia, secured note, 2.125%, 9/11/19	Canada	$100,000	$100,193
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	100,553
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	100,579
Royal Bank of Canada, secured note, 2.20%, 9/23/19	Canada	100,000	100,451
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	100,912
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	107,158
			609,846
Capital Goods 15.4%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	108,029
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	100,878
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	106,290
Emerson Electric Co., senior bond, 4.875%, 10/15/19.	United States	100,000	107,883
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	100,719
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	106,307
			630,106
Commercial & Professional Services 1.3%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	54,283
Diversified Financials 5.1%
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19.	United States	100,000	101,107
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	108,392
			209,499
Energy 10.0%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	100,948
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	50,613
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	50,908
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	50,146
Pride International Inc., senior bond, 8.50%, 6/15/19	United States	50,000	55,250
Statoil ASA, senior note, 2.25%, 11/08/19	Norway	100,000	100,893
			408,758
Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	100,142
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	50,753
			150,895
Food, Beverage & Tobacco 4.1%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	112,759
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United States	50,000	53,563
			166,322
Health Care Equipment & Services 5.0%
Becton Dickinson and Co., senior note, 2.675%, 12/15/19.	United States	50,000	50,783
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	101,153
Zimmer Biomet Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	53,117
			205,053
Insurance 1.4%
CNA Financial Corp., senior bond, 7.35%, 11/15/19	United States	50,000	56,583
Materials 3.8%
Eastman Chemical Co., senior bond, 5.50%, 11/15/19	United States	50,000	54,455
PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	100,000	101,240
			155,695

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2019 Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media 2.5%
Scripps Networks Interactive Inc., senior note, 2.75%, 11/15/19	United States	$50,000	$50,707
Viacom Inc., senior note, 2.75%, 12/15/19.	United States	50,000	50,371
			101,078
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	100,760
Real Estate 1.4%
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	50,000	56,155
Telecommunication Services 1.3%
AT&T Inc., senior note, 5.875%, 10/01/19	United States	50,000	54,607
Utilities 7.6%
Dominion Resources Inc., senior note, 2.50%, 12/01/19	United States	50,000	50,565
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	50,374
Georgia Power Co., senior note, 4.25%, 12/01/19	United States	100,000	105,928
Progress Energy Inc., senior bond, 4.875%, 12/01/19.	United States	50,000	53,482
Public Service Electric and Gas Co., secured note, 2.00%, 8/15/19	United States	50,000	50,161
			310,510
Total Corporate Bonds (Cost $3,248,156)			3,270,150

U.S. Government and Agency Securities 17.8%
FFCB, 1.95%, 12/17/19.	United States	150,000	151,682
FHLB,
1.25%, 12/13/19	United States	160,000	158,902
2.375%, 12/13/19	United States	210,000	214,805
FNMA, 1.75%, 11/26/19	United States	200,000	201,363
Total U.S. Government and Agency Securities
(Cost $724,168)			726,752
Total Investments before Short Term Investments (Cost $3,972,324)			3,996,902

		Shares

Short Term Investments (Cost $55,005) 1.4%
Money Market Funds 1.4%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.17%	United States	55,005	55,005
Total Investments (Cost $4,027,329) 99.3%			4,051,907
Other Assets, less Liabilities 0.7%			28,919
Net Assets 100.0%			$4,080,826

See Abbreviations on page 22.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe rate shown is the annualized seven-day yield at period end.
bSee Note 4 regarding investments in FT Underlying Funds.

|10

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2017 (unaudited)
Franklin Payout 2020 Fund
	Country/	Principal
	Organization	Amount*	Value

Corporate Bonds 75.7%
Banks 5.1%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$100,776
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	106,750
			207,526
Capital Goods 8.8%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	98,915
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	107,109
Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	50,521
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	103,554
			360,099
Consumer Services 2.6%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	52,771
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	51,562
			104,333
Diversified Financials 5.2%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	109,733
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	104,297
			214,030
Energy 7.7%
Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	50,000	52,246
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	54,650
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	52,875
Statoil ASA, senior note, 2.90%, 11/08/20	Norway	100,000	102,332
Williams Partners LP, senior note, 4.125%, 11/15/20.	United States	50,000	52,534
			314,637
Food, Beverage & Tobacco 7.7%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	104,365
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	107,073
PepsiCo Inc., senior bond, 3.125%, 11/01/20.	United States	100,000	104,112
			315,550
Health Care Equipment & Services 9.0%
Aetna Inc., senior bond, 3.95%, 9/01/20	United States	100,000	105,380
Becton Dickinson and Co., senior note, 3.25%, 11/12/20.	United States	50,000	51,584
Cigna Corp., senior bond, 4.375%, 12/15/20	United States	50,000	53,248
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	53,237
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	106,136
			369,585
Household & Personal Products 2.5%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	103,412
Insurance 9.2%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	United States	100,000	110,748
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	100,000	103,369
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	54,004
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	105,788
			373,909
Materials 2.2%
The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States	31,000	33,019
[a] Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States	50,000	54,970
			87,989

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN FUND ALLOCATOR SERIES

Franklin Payout 2020 Fund (continued)
	Country/	Principal
	Organization	Amount*	Value

Corporate Bonds (continued)
Media 1.3%
21st Century Fox America Inc., senior bond, 5.65%, 8/15/20	United States	$50,000	$55,196
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Amgen Inc., senior note, 3.45%, 10/01/20	United States	50,000	52,138
Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000	52,538
			104,676
Technology Hardware & Equipment 0.2%
HP Inc., senior note, 3.75%, 12/01/20	United States	9,000	9,363
Utilities 11.6%
Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000	103,673
Constellation Energy Group, senior note, 5.15%, 12/01/20	United States	50,000	54,057
Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000	52,022
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	54,344
Pacific Gas & Electric Co., senior note, 3.50%, 10/01/20	United States	100,000	104,003
Transcanada Pipelines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	104,828
			472,927
Total Corporate Bonds (Cost $3,070,925)			3,093,232

Foreign Government and Agency Securities 4.9%
Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational[b]	100,000	100,748
International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational[b]	100,000	100,821
Total Foreign Government and Agency Securities
(Cost $201,712)			201,569

U.S. Government and Agency Securities 17.6%
FHLB, 3.125%, 12/11/20	United States	200,000	210,011
U.S. Treasury Note,
2.625%, 11/15/20	United States	145,000	149,891
2.00%, 11/30/20	United States	145,000	146,574
2.375%, 12/31/20	United States	205,000	210,029
Total U.S. Government and Agency Securities
(Cost $714,299)			716,505
Total Investments before Short Term Investments (Cost $3,986,936)			4,011,306

		Shares

Short Term Investments (Cost $37,691) 0.9%
Money Market Funds 0.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.17%	United States	37,691	37,691
Total Investments (Cost $4,024,627) 99.1%			4,048,997
Other Assets, less Liabilities 0.9%			35,750
Net Assets 100.0%.			$4,084,747

|12

FRANKLIN FUND ALLOCATOR SERIES

Franklin Payout 2020 Fund (continued)

See Abbreviations on page 22.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2017, the value of this security was $54,970, representing 1.4% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day yield at period end.
dSee Note 4 regarding investments in FT Underlying Funds.

|13

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2017 (unaudited)
Franklin Payout 2021 Fund
	Country/	Principal
	Organization	Amount*	Value

Corporate Bonds 75.2%
Capital Goods 10.1%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$100,574
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	101,648
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	110,514
John Deere Capital Corp., senior bond, 3.15%, 10/15/21.	United States	100,000	103,363
			416,099
Consumer Services 2.5%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	50,833
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	51,063
			101,896
Diversified Financials 5.1%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21.	United States	100,000	104,422
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21.	United States	100,000	106,138
			210,560
Energy 13.9%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	104,311
ConocoPhillips Co., senior note, 2.875%, 11/15/21	United States	100,000	101,042
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	102,657
Statoil ASA, senior note, 2.75%, 11/10/21	Norway	100,000	101,241
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	108,183
Williams Partners LP, senior note, 4.00%, 11/15/21	United States	50,000	52,015
			569,449
Food & Staples Retailing 2.5%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	50,330
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	51,163
			101,493
Food, Beverage & Tobacco 3.7%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	51,301
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	101,507
			152,808
Health Care Equipment & Services 3.8%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	54,018
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	103,933
			157,951
Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	54,265
Materials 5.1%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	102,866
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	53,247
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	50,000	54,152
			210,265
Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	107,899
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	101,557
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	54,186
			263,642

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN FUND ALLOCATOR SERIES

Franklin Payout 2021 Fund (continued)
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds (continued)
Real Estate 4.0%
American Tower Corp., senior note, 5.90%, 11/01/21	United States	$50,000	$56,116
Simon Property Group LP, senior bond, 4.125%, 12/01/21.	United States	100,000	106,623
			162,739
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	104,634
Software & Services 2.5%
International Business Machines Corp., senior note, 2.90%, 11/01/21.	United States	100,000	102,736
Technology Hardware & Equipment 2.8%
Thomas & Betts Corp., senior bond, 5.625%, 11/15/21	United States	100,000	112,945
Telecommunication Services 3.9%
[a] Telstra Corp. Ltd., senior note, 144A, 4.80%, 10/12/21	Australia	100,000	109,407
Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States	50,000	50,483
			159,890
Transportation 1.3%
Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	51,435
Utilities 3.8%
Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	51,992
Pacific Gas & Electric Co., senior note, 3.25%, 9/15/21	United States	100,000	102,680
			154,672
Total Corporate Bonds (Cost $3,055,196)			3,087,479
Foreign Government and Agency Securities (Cost $100,134) 2.4%
European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	99,558
U.S. Government and Agency Securities 17.7%
FFCB, 2.00%, 12/01/21.	United States	200,000	199,599
FHLB, 2.625%, 12/10/21	United States	200,000	206,240
U.S. Treasury Note,
1.875%, 11/30/21	United States	160,000	159,922
2.125%, 12/31/21	United States	160,000	161,656
Total U.S. Government and Agency Securities
(Cost $723,137)			727,417
Municipal Bonds (Cost $113,264) 2.8%
California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000	114,424
Total Investments before Short Term Investments (Cost $3,991,731)			4,028,878

		Shares
Short Term Investments (Cost $48,599) 1.2%
Money Market Funds 1.2%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.17%	United States	48,599	48,599
Total Investments (Cost $4,040,330) 99.3%			4,077,477
Other Assets, less Liabilities 0.7%			30,331
Net Assets 100.0%.			$4,107,808

|15

FRANKLIN FUND ALLOCATOR SERIES

Franklin Payout 2021 Fund (continued)

See Abbreviations on page 22.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2017, the value of this security was $109,407, representing 2.7% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day yield at period end.
dSee Note 4 regarding investments in FT Underlying Funds.

|16

FRANKLIN FUND ALLOCATOR SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-four separate funds, eight of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|17

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At February 28, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	NextStep	NextStep	NextStep	Franklin
	Conservative	Growth	Moderate	Payout 2017
	Fund	Fund	Fund	Fund

Cost of investments	$3,481,757	$4,816,737	$11,839,795	$3,506,723

Unrealized appreciation	$94,273	$257,398	$537,741	$3,033
Unrealized depreciation	(13,508)	(5,502)	(18,568)	(1,084)
Net unrealized appreciation (depreciation)	$80,765	$251,896	$519,173	$1,949

	Franklin	Franklin	Franklin	Franklin
	Payout 2018	Payout 2019	Payout 2020	Payout 2021
	Fund	Fund	Fund	Fund

Cost of investments	$3,513,781	$4,027,078	$4,024,627	$4,039,332

Unrealized appreciation	$6,559	$25,944	$27,489	$38,722
Unrealized depreciation	(1,149)	(1,115)	(3,119)	(577)
Net unrealized appreciation (depreciation)	$5,410	$24,829	$24,370	$38,145

4. INVESTMENTS IN FT UNDERLYING FUNDS

The Funds, which are managed by Franklin Advisers, Inc. (Advisers), invest in FT Underlying Funds which are managed by Advisers or its affiliates. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in FT Underlying Funds for the nine months ended February 28, 2017, were as follows:

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	2,409	12,077	(3,155)	11,331	$172,901	$ –	$220	0.1%
Franklin Growth Opportunities Fund, Class R6	328	133	(461)	–	–[a]	–	575	–
Franklin Mutual European Fund, Class R6	1,038	3,170	(1,498)	2,710	52,740	1,186	(251)[b]	–[c]
Franklin Strategic Income Fund, Class R6	–	34,372	(4,303)	30,069	294,369	2,891	(313)	–[c]
Franklin Total Return Fund, Class R6	16,884	6,863	(23,747)	–	–[a]	220	6,536	–
Institutional Fiduciary Trust Money Market Portfolio,
0.17%	58,273	2,489,688	(2,408,604)	139,357	139,357	53	–	–[c]
Templeton Global Total Return Fund, Class R6	5,695	28,374	(7,703)	26,366	324,567	1,221	147	–[c]
Total					$983,934	$5,571	$6,914

Franklin NextStep Growth Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	9,903	45,140	(10,841)	44,202	$674,518	$ –	$3,009	0.5%
Franklin Growth Opportunities Fund, Class R6	3,040	1,465	(4,505)	–	–[a]	–	6,083	–
Franklin K2 Alternative Strategies Fund, Class R6	3,278	15,633	(2,835)	16,076	177,323	1,496	214	–[c]
Franklin Mutual European Fund, Class R6	5,979	9,992	(5,384)	10,587	206,026	4,885	(1,168)[b]	–[c]

|18

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin NextStep Growth Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Small Cap Growth Fund, Class R6	1,902	9,504	(2,646)	8,760	$182,555	$–	$1,190	–[c]
Franklin Strategic Income Fund, Class R6	–	13,337	(915)	12,422	121,611	554	47	–[c]
Institutional Fiduciary Trust Money Market Portfolio,
0.17%	119,757	2,502,997	(2,553,724)	69,030	69,030	42	–	–[c]
Templeton Global Total Return Fund, Class R6	5,492	13,878	(8,717)	10,653	131,145	502	617	–[c]
Total					$1,562,208	$7,479	$9,992

Franklin NextStep Moderate Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	19,714	81,513	(17,342)	83,885	$1,280,087	$–	$8,739	0.9%
Franklin Growth Opportunities Fund, Class R6	6,052	2,720	(8,772)	–	–[a]	–	11,323	–
Franklin K2 Alternative Strategies Fund, Class R6	8,672	36,226	(6,143)	38,755	427,468	3,830	728	0.1%
Franklin Mutual European Fund, Class R6	12,632	16,248	(7,751)	21,129	411,173	9,928	47 [b]	–[c]
Franklin Small Cap Growth Fund, Class R6	–	17,095	(469)	16,626	346,483	–	(29)	–[c]
Franklin Strategic Income Fund, Class R6	–	55,354	(2,932)	52,422	513,208	5,190	(442)	–[c]
Franklin Total Return Fund, Class R6	27,827	9,541	(37,368)	–	–[a]	377	9,444	–
Institutional Fiduciary Trust Money Market Portfolio,
0.17%	273,535	4,300,703	(4,277,938)	296,300	296,300	133	–	–[c]
Templeton Global Total Return Fund, Class R6	25,218	51,679	(31,922)	44,975	553,647	1,557	9,154	–[c]
Total					$3,828,366	$21,015	$38,964

Franklin Payout 2017 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
0.17%	91,374	223,167	(174,051)	140,490	$140,490	$37	$–	–[c]

Franklin Payout 2018 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
0.17%	39,351	283,327	(244,369)	78,309	$78,309	$21	$–	–[c]

Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
0.17%	51,192	168,752	(164,939)	55,005	$55,005	$15	$–	–[c]

Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
0.17%	86,725	175,097	(224,131)	37,691	$37,691	$9	$–	–[c]

Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
0.17%	48,291	177,411	(177,103)	48,599	$48,599	$13	$–	–[c]

[a]As of February 28, 2017, no longer held by the fund.
[b]Includes realized gain distributions received.
[c]Rounds to less than 0.1%.

|19

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin NextStep Conservative Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds[a] .	$3,423,165	$—	$—	$3,423,165
Short Term Investments	139,357	—	—	139,357
Total Investments in Securities	$3,562,522	$—	$—	$3,562,522

Franklin NextStep Growth Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds[a] .	$4,999,603	$—	$—	$4,999,603
Short Term Investments	69,030	—	—	69,030
Total Investments in Securities	$5,068,633	$—	$—	$5,068,633

Franklin NextStep Moderate Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds[a] .	$12,062,668	$—	$—	$12,062,668
Short Term Investments	296,300	—	—	296,300
Total Investments in Securities	$12,358,968	$—	$—	$12,358,968

Franklin Payout 2017 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$2,735,123	$—	$2,735,123
U.S. Government and Agency Securities	—	482,952	—	482,952
Asset-Backed Securities.	—	100,061	—	100,061
Municipal Bonds	—	50,046	—	50,046
Short Term Investments	140,490	—	—	140,490
Total Investments in Securities	$140,490	$3,368,182	$—	$3,508,672

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Payout 2018 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$2,827,821	$—	$2,827,821
U.S. Government and Agency Securities	—	613,061	—	613,061
Short Term Investments	78,309	—	—	78,309
Total Investments in Securities	$78,309	$3,440,882	$—	$3,519,191

Franklin Payout 2019 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,270,150	$—	$3,270,150
U.S. Government and Agency Securities	—	726,752	—	726,752
Short Term Investments	55,005	—	—	55,005
Total Investments in Securities	$55,005	$3,996,902	$—	$4,051,907

Franklin Payout 2020 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,093,232	$—	$3,093,232
Foreign Government and Agency Securities	—	201,569	—	201,569
U.S. Government and Agency Securities	—	716,505	—	716,505
Short Term Investments	37,691	—	—	37,691
Total Investments in Securities	$37,691	$4,011,306	$—	$4,048,997

Franklin Payout 2021 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,087,479	$—	$3,087,479
Foreign Government and Agency Securities	—	99,558	—	99,558
U.S. Government and Agency Securities	—	727,417	—	727,417
Municipal Bonds	—	114,424	—	114,424
Short Term Investments	48,599	—	—	48,599
Total Investments in Securities	$48,599	$4,028,878	$—	$4,077,477

aFor detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

6. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GO	General Obligation
SPDR	S&P Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2017

By  /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2017